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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	March 1, 2015 – August 31, 2015

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2015

Voya Senior Income Fund

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

Voya Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2015

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	9
Statement of Operations	11
Statements of Changes in Net Assets	12
Statement of Cash Flows	13
Financial Highlights	14
Notes to Financial Statements	16
Portfolio of Investments	27
Advisory Contract Approval Discussion	48
Additional Information	49

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Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Senior Income Fund (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2015
Net Assets	$562,675,060
Total Assets	$792,457,537
Assets Invested in Senior Loans	$747,193,713
Senior Loans Represented	355
Average Amount Outstanding per Loan	$2,104,771
Industries Represented	34
Average Loan Amount per Industry	$21,976,286
Portfolio Turnover Rate (YTD)	30%
Weighted Average Days to Interest Rate Reset	40
Average Loan Final Maturity	62 months
Total Leverage as a Percentage of Total Assets	24.01%

PERFORMANCE SUMMARY

During the period ended August 31, 2015, the Fund's Class A shares distributed total dividends of $0.35, resulting in an average annualized distribution rate(1) of 5.48%. The Fund's Class I and Class W shares each distributed total dividends of $0.37, resulting in an average annualized distribution rate(1) of 5.74% and 5.73%, respectively. During the same period, the Fund's Class B and Class C shares each distributed total dividends of $0.32, resulting in an average annualized distribution rate(1) of 4.99% and 4.98%, respectively.

The Fund's total return for the period ended August 31, 2015, excluding sales charges and based on full reinvestment of dividends, for Class A, Class B, Class C, Class I and Class W was 0.66%, 0.42%, 0.41%, 0.79%, and 0.79%, respectively.(2) For the same period, the S&P/LSTA Leveraged Loan Index (the "Index")(3) had a total return of 0.35%.

MARKET REVIEW

The U.S. loan market's returns for the period were primarily a function of increasing volatility in global capital markets and shifting supply and demand technicals. Robust demand at the beginning of the period lifted most loan prices, but with a large number of issues trading at par or marginally higher, and new loan supply still outpaced by investor demand, spread repricing activity accelerated. Repricing activity, in which corporate borrowers actively seek a reduction in the credit spread paid on their loans, peaked in May, a result of steady demand, particularly from Collateralized Loan Obligation (CLO) investors and a decreasing new issue pipeline. In fact, supply was muted for much of the period, starting out slow before

(1)  The distribution rate is calculated by annualizing the dividends and distributions declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

(2)  The Fund's performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

increasing to just over $60 billion in May, before declining again in late July/early August as the loan market neared its typical late-summer slowdown. The increase of new primary issuance in May effectively ended most repricing activity, as did an increase in volatility across markets that weighed down loan prices. The weighted average price of the Index stood at 97.02 at the end of February and had declined to 95.14 at the end of August.

From a fundamentals perspective, default activity remained low. There were five defaults in the Index during the period. As a result, the trailing twelve-month Index default rate, as measured by principal amount, ended the fiscal quarter at 1.30%.

PORTFOLIO SPECIFICS

The Fund outperformed the Index during the reporting period, attributable primarily to a conscious underweight of the oil and gas sector and a zero weight to the Index's largest default and one of the most volatile credits in the Index, Energy Future Holdings Corporation. The Fund also benefited from a sector underweight and positive selection in nonferrous metals/minerals and a sector overweight and positive selection in the electronics/electrical sector. The largest relative detractor to Fund performance was attributable to a significant decline in the market value of loans issued by Millennium Healthcare Inc., a single B rated borrower in which the Fund was overweight relative to the Index. Millennium saw its loan price fall into the low 40s during the second quarter, a function of heightened concerns over developing regulatory challenges. Together with several of our large loan manager peers, we remain actively engaged in this situation. Additional relative detractors to Fund performance included selection in automotive and a sector underweight to financial intermediaries.

We also employed leverage for investment purposes in line with historical norms during the period due to strong investor demand which provided a solid technical backdrop. Volatility of retail loan fund outflows moderated and became more predictable during the first four months of the period. However, during the last two months, the Fund's leverage was brought down below norms as uncertainty surrounding the above mentioned Greek default and Chinese equity pressure left the buy side feeling uneasy.

Credit spreads remained range bound for much of the period, 4.43% for the Index as of February 28 vs. 4.41% as of August 31. In an effort to capture what we believed to be the best relative value available, the bulk of incremental

TOP TEN SENIOR LOAN ISSUERS
AS OF AUGUST 31, 2015
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Fitness International, LLC.	1.3%	1.8%
BJs Wholesale Club	1.1%	1.5%
Amaya Gaming Group Inc.	1.1%	1.5%
Advance Pierre Foods	1.1%	1.5%
Gates Global LLC	0.9%	1.3%
Avaya Inc.	0.9%	1.3%
Federal-Mogul Corporation	0.9%	1.2%
Gardner Denver, Inc.	0.8%	1.2%
PetSmart, Inc.	0.8%	1.2%
Asurion, LLC	0.8%	1.1%

TOP TEN INDUSTRIES
AS OF AUGUST 31, 2015
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	10.8%	15.2%
Health Care	9.0%	12.7%
Business Equipment & Services	7.9%	11.1%
Retailers (Except Food & Drug)	7.8%	11.0%
Telecommunications	5.7%	8.1%
Chemicals & Plastics	4.6%	6.5%
Lodging & Casinos	4.4%	6.1%
Diversified Insurance	4.3%	6.1%
Automotive	4.2%	6.0%
Leisure Goods/Activities/Movies	4.1%	5.8%

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

investment during the period took place in the new issue market (which typically offers a slight discount to face value), with increasing opportunities late in the period finding attractive valuation in the secondary market. As of period-end, the weighted average coupon of the portfolio's loan assets, inclusive of LIBOR(1) floors, was 5.19%, as compared to 4.74% for the Index.

The Fund continues to be diversified, with 287 individual issuers and 34 different industry sectors represented. The average issuer exposure at period-end stood at 0.35% of assets under management ("AUM"), while the average industry exposure closed the fiscal year at 2.94% of AUM. Both measures were relatively unchanged from the prior reporting period.

OUTLOOK AND CURRENT STRATEGY

The U.S. loan market's default rate is well inside the historical average (3.2%) and we believe its fundamental outlook is relatively positive, despite concerns raised by the current commodity slump as to global economic growth and the loan market's direct exposure to commodity sectors. The Index's shadow default rate, which increases as more issuers engage a bankruptcy counsel, enter into forbearance, receive a corporate credit rating of D, or miss a bond payment on an issue, remains low at 0.74%. The percent of performing Index loans trading below 70 (a level associated with high default risk) is 2.75%; this level is still moderate, though at an 18-month high. 60% of this amount consists of loans in the commodity sectors (oil and gas, metals/mining, steel and forest products). We note that the Fund's portfolio has little exposure to commodity producers and expect that the U.S. economy will continue to grow despite headwinds from foreign markets.

Ratings Distribution as of August 31, 2015
Ba	22.3%
B	69.99%
Caa and below	7.52%
Not rated*	0.19%

Loan ratings apply to the underlying holdings of the Fund and not the Fund itself. Ratings distribution shows the percentage of the Fund's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

(1)  The London Interbank Offered Rate is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Senior Income Fund
October 1, 2015

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2015
	1 Year	3 Years	5 Years	10 Years	Since Inception of Classes I and W April 15, 2008
Including Sales Charge:
Class A(1)	-0.60%	4.80%	5.98%	3.95%	—
Class B(2)	-1.47%	4.60%	5.83%	3.69%	—
Class C(3)	0.46%	5.20%	5.99%	3.70%	—
Class I	2.18%	6.00%	6.82%	—	5.80%
Class W	2.18%	6.00%	6.79%	—	5.83%
Excluding Sales Charge:
Class A	1.92%	5.70%	6.52%	4.22%	—
Class B	1.42%	5.20%	5.99%	3.69%	—
Class C	1.42%	5.20%	5.99%	3.70%	—
Class I	2.18%	6.00%	6.82%	—	5.80%
Class W	2.18%	6.00%	6.79%	—	5.83%
S&P/LSTA Leveraged Loan Index(4)	0.98%	3.85%	4.93%	4.77%	5.67%

Total net returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total net returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month-end.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Fund's NAV.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 2.50%. There is no front-end sales charge if you purchase Class A Common Shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase.

(2)  Class B maximum EWC is 3.00% in the first year, declining to 1.00% in the fifth year and eliminated thereafter.

(3)  Class C maximum EWC is 1.00% for the first year.

(4)  Source: S&P/Loan Syndications and Trading Association. The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the LSTA conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class B	Class C	Class I	Class W
August 31, 2015	5.15%	4.73%	4.78%	5.53%	5.54%
February 28, 2015	4.41%	4.08%	4.04%	4.66%	4.75%
	Average Annualized Distribution Rates(2)
	Class A	Class B	Class C	Class I	Class W
August 31, 2015	5.48%	4.99%	4.98%	5.74%	5.73%
February 28, 2015	4.95%	4.46%	4.46%	5.22%	5.20%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(2)  The distribution rate is calculated by annualizing the dividends declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Funds tax year-end.

All Voya family of funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following are the principal risks associated with investing in the Fund. This is not, and is not intended to be, a description of all risks of investing in the Fund. A more detailed description of the risks of investing in the Fund is contained in the Fund's current prospectus.

Credit Risk: The Fund invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's net asset value ("NAV") will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund's Common Shares. If short-term market interest rates fall, the yield on the Fund's Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund's portfolio experience a general decline, the yield on the Fund's Common Shares will fall and the value of the Fund's assets may decrease, which will cause the Fund's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate will generally decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this report, interest rates in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Leverage Risk: The Fund's use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. The Fund also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers of not less than 5% of its outstanding Common Shares. If more than the respective monthly repurchase offer of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2015 (Unaudited)

ASSETS:
Investments in securities at value (Cost $771,536,553)	$751,772,861
Cash	244,125
Foreign currencies at value (Cost $44,397)	44,093
Receivables:
Investment securities sold	34,167,696
Fund shares sold	1,289,636
Dividends and Interest	4,749,202
Unrealized appreciation on forward foreign currency contracts	64,859
Reimbursement due from manager	47,912
Prepaid expenses	54,639
Other assets	22,514
Total assets	792,457,537
LIABILITIES:
Notes payable	190,300,000
Payable for investment securities purchased	35,778,739
Accrued interest payable	117,456
Payable for investment management fees	574,528
Payable for distribution and shareholder service fees	217,384
Income distribution payable	2,191,923
Unrealized depreciation on forward foreign currency contracts	310,122
Unrealized depreciation on unfunded commitments	12,810
Accrued trustees fees	7,672
Payable to trustees under the deferred compensation plan (Note 9)	22,514
Other accrued expenses and liabilities	249,329
Total liabilities	229,782,477
NET ASSETS	$562,675,060
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$861,278,017
Undistributed net investment income	1,328,618
Accumulated net realized loss	(279,848,129)
Net unrealized depreciation	(20,083,446)
NET ASSETS	$562,675,060

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2015 (Unaudited) (continued)

Class A
Net assets	$225,189,701
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	17,465,315
Net asset value and redemption price per share	$12.89
Maximum offering price per share (2.50%)(1)	$13.22
Class B
Net assets	$114,370
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	8,901
Net asset value and redemption price per share(2)	$12.85
Class C
Net assets	$262,842,258
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	20,422,631
Net asset value and redemption price per share(2)	$12.87
Class I
Net assets	$44,646,395
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	3,471,663
Net asset value and redemption price per share	$12.86
Class W
Net assets	$29,882,336
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,315,967
Net asset value and redemption price per share	$12.90

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable early withdrawal charge.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2015 (Unaudited)

INVESTMENT INCOME:
Interest	$22,171,270
Other fees	423,299
Total investment income	22,594,569
EXPENSES:
Investment management fees(1)	3,495,492
Administration fees(1)	140,421
Distribution and service fees:
Class A	306,172
Class B	1,384
Class C	1,047,851
Transfer agent fees:
Class A	114,067
Class B	131
Class C	129,909
Class I	18,819
Class W	14,131
Interest expense	1,219,608
Custodian fees	230,105
Professional fees	82,759
Trustees fees	14,007
Registration fees	49,352
Shareholder reporting expense	163,760
Miscellaneous expense	51,138
Total expenses	7,079,106
Net waived and reimbursed fees	(256,138)
Net expenses	6,822,968
Net investment income	15,771,601
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,357,910)
Forward foreign currency contracts	170,977
Foreign currency related transactions	(1,882,967)
Net realized loss	(6,069,900)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,121,955)
Forward foreign currency contracts	(415,625)
Foreign currency related transactions	21,859
Unfunded commitments	(66,784)
Net change in unrealized appreciation (depreciation)	(5,582,505)
Net realized and unrealized loss	(11,652,405)
Increase in net assets resulting from operations	$4,119,196

(1)  Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Period Ended August 31, 2015	Year Ended February 28, 2015
FROM OPERATIONS:
Net investment income	$15,771,601	$37,670,905
Net realized gain (loss)	(6,069,900)	1,850,490
Net change in unrealized appreciation (depreciation)	(5,582,505)	(19,820,521)
Increase in net assets resulting from operations	4,119,196	19,700,874
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(6,469,938)	(18,289,066)
Class B	(6,585)	(20,349)
Class C	(6,698,594)	(15,890,474)
Class I	(1,368,891)	(4,603,079)
Class W	(843,173)	(2,248,857)
Decrease in net assets from distributions to shareholders	(15,387,181)	(41,051,825)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,931,973	125,089,566
Reinvestment of distributions	2,053,028	5,335,986
	27,985,001	130,425,552
Cost of shares repurchased	(98,169,029)	(372,066,318)
Net increase (decrease) in net assets resulting from capital share transactions	(70,184,028)	(241,640,766)
Net increase (decrease) in net assets	(81,452,013)	(262,991,717)
NET ASSETS:
Beginning of year or period	644,127,073	907,118,790
End of year or period	$562,675,060	$644,127,073
Undistributed net investment income at end of year or period	$1,328,618	$944,198

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2015 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$22,572,681
Dividends received	67
Other income received	423,308
Interest paid	(1,198,429)
Other operating expenses paid	(5,648,040)
Purchases of securities	(233,058,988)
Proceeds on sale of securities	327,357,328
Net cash provided by operating activities	110,447,927
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(13,221,948)
Proceeds from shares sold	26,046,940
Disbursements for shares repurchased	(98,169,029)
Net decrease in notes payable	(34,200,000)
Net cash flows used in financing activities	(119,544,037)
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(307)
Cash
Net decrease in cash	(9,096,417)
Cash and foreign currency at beginning of year or period	9,384,635
Cash and foreign currency at end of year or period	$288,218
Reconciliation of Increase in Net Assets Resulting from Operations to Net Cash provided by Operating Activities:
Increase in net assets resulting from operations	$4,119,196
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	5,121,955
Change in unrealized appreciation or depreciation on forward foreign currency contracts	415,625
Change in unrealized appreciation or depreciation on unfunded commitments	66,784
Change in unrealized appreciation or depreciation on foreign currency related transactions	(21,859)
Accretion of discounts on investments	(686,735)
Net amortization of premiums on investments	212,185
Net realized gain on sale of investments, forward foreign currency contracts and foreign currency related transactions	6,069,900
Purchases of securities	(233,058,988)
Proceeds from disposition of securities	327,357,328
Decrease in other assets	9
Decrease in interest receivable	876,028
Increase in reimbursement due from manager	(12,592)
Decrease in prepaid expenses	6,063
Increase in accrued interest payable	21,179
Increase in payable for investment management fees	26,643
Decrease in payable for administrative fees	(68,486)
Decrease in payable for shareholder service and distribution fees	(4,244)
Decrease in accrued trustee fees	(4,014)
Increase in accrued expenses	11,950
Total adjustments	106,328,731
Net cash provided by operating activities	$110,447,927
Non Cash Financing Activities
Receivable for shares sold	$1,289,636
Reinvestment of distributions	$2,053,028

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance											Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment						Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)		Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)		Expenses (with interest and other fees related to revolving credit facility)(3)		Net investment income (loss)(3)		Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
Class A
08-31-15	13.15	0.36		(0.27)	0.09	(0.35)	—	—	(0.35)	12.89	0.66		1.66	2.06	5.41	1.75		2.15		5.33		225,190	30
02-28-15	13.50	0.65	*	(0.28)	0.37	(0.72)	—	—	(0.72)	13.15	2.81		1.66	2.09	4.90	1.69		2.12		4.87		264,305	63
02-28-14	13.34	0.70	*	0.26	0.96	(0.72)	—	(0.08)	(0.80)	13.50	7.44		1.61	1.98	5.23	1.59		1.95		5.25		403,027	76
02-28-13	12.76	0.95		0.60	1.55	(0.97)	—	—	(0.97)	13.34	12.56		1.66	2.14	7.23	1.68		2.16		7.21		234,056	94
02-29-12	13.40	0.75		(0.75)	(0.00)**	(0.64)	—	—	(0.64)	12.76	0.13		1.63	2.09	5.54	1.66		2.13		5.51		237,853	68
02-28-11	12.60	0.52		0.89	1.41	(0.57)	—	(0.04)	(0.61)	13.40	11.52		1.52	1.93	4.27	1.51		1.92		4.28		400,327	64
02-28-10	8.74	0.50	*	4.01	4.51	(0.65)	—	—	(0.65)	12.60	52.65		1.46	1.82	4.44	1.61	(5)	1.97	(5)	4.29	(5)	455,482	39
02-28-09	13.21	0.77		(4.47)	(3.70)	(0.77)	—	—	(0.77)	8.74	(29.08	)(a)	1.61	2.81	6.52	1.71		2.91		6.42		278,225	10
02-29-08	15.57	1.04		(2.35)	(1.31)	(0.95)	(0.03)	(0.07)	(1.05)	13.21	(8.94)		1.53	2.81	6.85	1.53		2.81		6.85		595,017	56
02-28-07	15.56	1.01		0.02	1.03	(1.02)	—	—	(1.02)	15.57	6.84		1.50	2.56	6.42	1.48		2.54		6.44		998,140	57
02-28-06	15.59	0.78		(0.03)	0.75	(0.78)	—	—	(0.78)	15.56	4.96		1.50	2.20	4.98	1.48		2.18		5.00		918,621	82
Class B
08-31-15	13.11	0.31		(0.25)	0.06	(0.32)	—	—	(0.32)	12.85	0.42		2.16	2.56	4.91	2.50		2.90		4.57		114	30
02-28-15	13.46	0.59	*	(0.29)	0.30	(0.65)	—	—	(0.65)	13.11	2.30		2.16	2.59	4.41	2.44		2.87		4.13		326	63
02-28-14	13.31	0.65	*	0.24	0.89	(0.66)	—	(0.08)	(0.74)	13.46	6.84		2.11	2.48	4.82	2.34		2.70		4.59		525	76
02-28-13	12.72	1.17		0.33	1.50	(0.91)	—	—	(0.91)	13.31	12.13		2.16	2.64	6.67	2.43		2.91		6.40		694	94
02-29-12	13.36	0.72		(0.78)	(0.06)	(0.58)	—	—	(0.58)	12.72	(0.38)		2.13	2.59	5.01	2.41		2.87		4.73		10,670	68
02-28-11	12.57	0.43		0.91	1.34	(0.51)	—	(0.04)	(0.55)	13.36	10.92		2.02	2.42	3.75	2.26		2.66		3.51		24,293	64
02-28-10	8.71	0.45	*	4.00	4.45	(0.59)	—	—	(0.59)	12.57	52.11		1.96	2.32	4.04	2.36	(5)	2.72	(5)	3.64	(5)	34,655	39
02-28-09	13.17	0.70		(4.45)	(3.75)	(0.71)	—	—	(0.71)	8.71	(29.47	)(a)	2.11	3.31	6.02	2.46		3.66		5.67		32,838	10
02-29-08	15.53	0.96		(2.34)	(1.38)	(0.94)	(0.03)	(0.01)	(0.98)	13.17	(9.43)		2.04	3.35	6.36	2.29		3.60		6.11		75,885	56
02-28-07	15.53	0.92		0.02	0.94	(0.94)	—	—	(0.94)	15.53	6.26		2.00	3.06	5.91	2.23		3.29		5.68		111,749	57
02-28-06	15.57	0.70		(0.04)	0.66	(0.70)	—	—	(0.70)	15.53	4.37		1.99	2.69	4.45	1.97		2.67		4.47		120,254	82
Class C
08-31-15	13.13	0.33	*	(0.27)	0.06	(0.32)	—	—	(0.32)	12.87	0.41		2.16	2.56	4.92	2.25		2.65		4.83		262,842	30
02-28-15	13.47	0.59	*	(0.28)	0.31	(0.65)	—	—	(0.65)	13.13	2.38		2.16	2.59	4.42	2.19		2.62		4.39		294,011	63
02-28-14	13.32	0.64	*	0.25	0.89	(0.66)	—	(0.08)	(0.74)	13.47	6.85		2.10	2.47	4.78	2.08		2.44		4.81		345,801	76
02-28-13	12.74	0.88		0.61	1.49	(0.91)	—	—	(0.91)	13.32	12.05		2.14	2.62	6.75	2.16		2.64		6.73		265,812	94
02-29-12	13.38	0.68		(0.74)	(0.06)	(0.58)	—	—	(0.58)	12.74	(0.38)		2.13	2.59	5.11	2.16		2.63		5.08		273,361	68
02-28-11	12.58	0.48		0.87	1.35	(0.51)	—	(0.04)	(0.55)	13.38	10.99		2.02	2.43	3.78	2.01		2.42		3.79		354,965	64
02-28-10	8.73	0.45	*	3.99	4.44	(0.59)	—	—	(0.59)	12.58	51.87		1.96	2.32	3.98	2.11	(5)	2.47	(5)	3.83	(5)	388,111	39
02-28-09	13.19	0.71		(4.46)	(3.75)	(0.71)	—	—	(0.71)	8.73	(29.42	)(a)	2.11	3.31	6.02	2.21		3.41		5.92		280,599	10
02-29-08	15.55	0.96		(2.34)	(1.38)	(0.88)	(0.03)	(0.07)	(0.98)	13.19	(9.42)		2.04	3.35	6.35	2.04		3.35		6.35		625,516	56
02-28-07	15.55	0.93		0.01	0.94	(0.94)	—	—	(0.94)	15.55	6.25		2.00	3.06	5.92	1.98		3.04		5.93		927,950	57
02-28-06	15.58	0.70		(0.03)	0.67	(0.70)	—	—	(0.70)	15.55	4.44		1.99	2.69	4.46	1.97		2.67		4.48		923,549	82
Class I
08-31-15	13.12	0.38	*	(0.27)	0.11	(0.37)	—	—	(0.37)	12.86	0.79		1.41	1.81	5.66	1.48		1.88		5.59		44,646	30
02-28-15	13.47	0.68	*	(0.28)	0.40	(0.75)	—	—	(0.75)	13.12	3.09		1.41	1.84	5.14	1.41		1.84		5.14		53,877	63
02-28-14	13.31	0.73	*	0.27	1.00	(0.76)	—	(0.08)	(0.84)	13.47	7.76		1.33	1.70	5.43	1.30		1.67		5.46		109,180	76
02-28-13	12.73	0.99		0.59	1.58	(1.00)	—	—	(1.00)	13.31	12.87		1.41	1.89	7.50	1.43		1.91		7.48		36,900	94
02-29-12	13.37	0.71		(0.68)	0.03	(0.67)	—	—	(0.67)	12.73	0.38		1.38	1.84	6.19	1.41		1.88		6.16		27,051	68
02-28-11	12.54	0.63		0.84	1.47	(0.60)	—	(0.04)	(0.64)	13.37	12.05		1.27	1.68	4.71	1.26		1.67		4.72		3,977	64
02-28-10	8.67	0.51	*	4.01	4.52	(0.65)	—	—	(0.65)	12.54	53.19		1.21	1.57	4.42	1.36	(5)	1.72	(5)	4.27	(5)	26	39
04-15-08(4)-02-28-09	13.24	0.66		(4.61)	(3.95)	(0.62)	—	—	(0.62)	8.67	(30.38	)(a)	1.26	2.46	6.87	1.36		2.56		6.77		2	10
Class W
08-31-15	13.16	0.38	*	(0.27)	0.11	(0.37)	—	—	(0.37)	12.90	0.79		1.41	1.81	5.66	1.50		1.90		5.58		29,882	30
02-28-15	13.51	0.69	*	(0.29)	0.40	(0.75)	—	—	(0.75)	13.16	3.08		1.41	1.84	5.15	1.44		1.87		5.12		31,608	63
02-28-14	13.36	0.74	*	0.25	0.99	(0.76)	—	(0.08)	(0.84)	13.51	7.65		1.36	1.73	5.51	1.34		1.70		5.54		48,587	76
02-28-13	12.76	0.98		0.62	1.60	(1.00)	—	—	(1.00)	13.36	13.00		1.41	1.89	7.40	1.43		1.91		7.38		49,149	94
02-29-12	13.40	0.78		(0.75)	0.03	(0.67)	—	—	(0.67)	12.76	0.38		1.38	1.84	5.82	1.41		1.88		5.79		19,186	68
02-28-11	12.60	0.57		0.87	1.44	(0.60)	—	(0.04)	(0.64)	13.40	11.75		1.27	1.68	4.52	1.26		1.67		4.53		26,353	64
02-28-10	8.71	0.52	*	4.02	4.54	(0.65)	—	—	(0.65)	12.60	53.18		1.21	1.57	4.47	1.36	(5)	1.72	(5)	4.32	(5)	27,950	39
04-15-08(4)-02-28-09	13.24	0.65		(4.56)	(3.91)	(0.62)	—	—	(0.62)	8.71	(30.07	)(a)	1.21	2.56	8.25	1.31		2.66		8.15		4,202	10

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class B – 0.90% of

Managed Assets plus 1.20% of average daily net assets; Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

(4)  Commencement of operations.

(5)  Includes excise tax fully reimbursed by the Investment Advisor.

*  Calculated using average amount of shares outstanding throughout the period.

**  Amount is less than $0.005 or more than $(0.005).

(a)  There was no impact on total return due to payments by affiliates.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000's)	($)	($000's)	(000's)
Class A
08-31-15	190,300	3,960	202,384	17,465
02-28-15	224,500	3,870	276,481	20,093
02-28-14	293,500	4,090	228,860	29,859
02-28-13	169,000	4,470	191,959	17,541
02-29-12	202,000	3,810	208,126	18,644
02-28-11	183,000	5,430	158,805	29,876
02-28-10	108,000	9,390	94,368	36,155
02-28-09	152,000	5,080	288,762	31,849
02-29-08	544,000	3,484	426,164	45,039
02-28-07	237,000	10,171	404,137	64,122
02-28-06	389,000	6,519	325,044	59,029
Class B
08-31-15	190,300	3,960	202,384	9
02-28-15	224,500	3,870	276,481	25
02-28-14	293,500	4,090	228,860	39
02-28-13	169,000	4,470	191,959	52
02-29-12	202,000	3,810	208,126	839
02-28-11	183,000	5,430	158,805	1,818
02-28-10	108,000	9,390	94,368	2,758
02-28-09	152,000	5,080	288,762	3,768
02-29-08	544,000	3,484	426,164	5,760
02-28-07	237,000	10,171	404,137	7,195
02-28-06	389,000	6,519	325,044	7,742
Class C
08-31-15	190,300	3,960	202,384	20,423
02-28-15	224,500	3,870	276,481	22,392
02-28-14	293,500	4,090	228,860	25,664
02-28-13	169,000	4,470	191,959	19,949
02-29-12	202,000	3,810	208,126	21,454
02-28-11	183,000	5,430	158,805	26,522
02-28-10	108,000	9,390	94,368	30,843
02-28-09	152,000	5,080	288,762	32,152
02-29-08	544,000	3,484	426,164	47,406
02-28-07	237,000	10,171	404,137	59,679
02-28-06	389,000	6,519	325,044	59,402
Class I
08-31-15	190,300	3,960	202,384	3,472
02-28-15	224,500	3,870	276,481	4,106
02-28-14	293,500	4,090	228,860	8,106
02-28-13	169,000	4,470	191,959	2,772
02-29-12	202,000	3,810	208,126	2,126
02-28-11	183,000	5,430	158,805	297
02-28-10	108,000	9,390	94,368	2
04-15-08(2)-02-28-09	152,000	5,080	288,762	0 *
Class W
08-31-15	190,300	3,960	202,384	2,316
02-28-15	224,500	3,870	276,481	2,401
02-28-14	293,500	4,090	228,860	3,597
02-28-13	169,000	4,470	191,959	3,678
02-29-12	202,000	3,810	208,126	1,503
02-28-11	183,000	5,430	158,805	1,966
02-28-10	108,000	9,390	94,368	2,219
04-15-08(2)-02-28-09	152,000	5,080	288,762	482

(1)  Based on the active days of borrowing.

(2)  Commencement of operations.

*  Amount is less than 500.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests at least 80% of its net assets, plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has five classes of shares: A, B, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $1,000,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1.00% within one year of purchase. Class A shares are issued upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain Voya mutual funds. Class B shares are subject to an EWC of up to 3.00% over the five-year period after purchase and Class C shares are subject to an EWC of 1.00% during the first year after purchase.

To maintain a measure of liquidity, the Fund offers to repurchase between 5% and 25% of its outstanding Common Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Class B Common Shares of the Fund are closed to new investment, provided that: (1) Class B Common Shares of the Fund may be purchased through the reinvestment of dividends issued by the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B Common Shares of the Fund may be acquired through exchange of Class B shares of other funds in the Voya family of funds for the Fund's Class B Common Shares.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A.  Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of each class of the Fund is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per Common Share of each class of the Fund is calculated by dividing the value of the Fund's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to that class of Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund's assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund's assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund's forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Fund.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund's investments under these levels of classification is included following the Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Fund's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.

For the period ended August 31, 2015, there have been no significant changes to the fair valuation methodologies.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). The unfunded portion of revolver and delayed draw loans are booked once that portion becomes funded. Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

D.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

G.  Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended August 31, 2015, the Fund entered into one forward foreign currency contract to buy with a contract amount of $1,024,594. The Fund had an average quarterly contract amount on forward foreign currency contracts to sell with a contract amount of $31,032,764.

H.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2015, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $242,622,693 and $314,825,056, respectively. At August 31, 2015, the Fund held senior loans valued at $747,193,713 representing 99.4% of its total investments. The fair value of these assets is established as set forth in Note 2.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Total Restricted Securities excluding senior loans (fair value $0 was 0.00% of net assets at August 31, 2015)		$—

NOTE 4 — INVESTMENT MANAGEMENT FEES

Prior to May 1, 2015, the Fund had entered into an investment management agreement ("Management Agreement") with the Investment Adviser to provide advisory and management services. The Management Agreement compensated the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's Managed Assets. For the purposes of the Management Agreement, "Managed Assets" shall mean the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares). Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.

Also, prior to May 1, 2015, the Fund had entered into an administrative agreement ("Administrative Agreement") with Voya Funds Services, LLC (the "Administrator"), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for Fund operations and was responsible for the supervision of other service providers. For its services, the Administrator was compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statement of Operations.

Effective May 1, 2015, the terms of the Fund's Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund's Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and there is no change to the investment management or administrative services provided.

The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Fund's Managed Assets. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through August 31, 2015 are reflected as investment management fees on the accompanying Statement of Operations.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund, except Class I and Class W, has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby Voya Investments Distributor, LLC (the "Distributor"), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class B	Class C
0.25%	1.00%	0.75%

During the period ended August 31, 2015, the Distributor waived 0.25% of the Service Fee on Class B shares only.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets
Class B — 0.90% of Managed Assets plus 1.20% of average daily net assets
Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

The Investment Adviser may at a later date recoup from the Fund for fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

The Expense Limitation Agreement is contractual through July 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

As of August 31, 2015, the amount of reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2016	2017	2018	Total
$—	$—	$224,949	$224,949

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS (continued)

In addition to the above waived or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of August 31, 2015, are as follows:

	August 31,
	2016	2017	2018	Total
Class A	$—	$29,338	$82,920	$112,258
Class B	—	35	101	136
Class C	—	26,833	88,633	115,466
Class W	—	3,341	9,963	13,304

NOTE 7 — COMMITMENTS

The Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $320 million maturing May 13, 2016. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. There was $190.3 million of borrowings outstanding at August 31, 2015. Weighted average interest rate on outstanding borrowings was 1.10%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 24.01% of total assets at August 31, 2015. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the period ended August 31, 2015 were $202,384,239 and the average annualized interest rate was 1.20%.

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2015, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreement:

Acrisure, LLC	$732,014

The unrealized depreciation on these commitments of $12,810 as of August 31, 2015 is reported as such on the Statement of Assets and Liabilities.

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the Plan will not affect net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund. There were no earnings credits for the period ended August 31, 2015.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2015, the Fund held no subordinated loans or unsecured loans.

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding
period ended	#	#	#	#	#
Class A
08-31-15	779,719	81,967	(3,489,843)	—	(2,628,157)
02-28-15	4,365,370	209,767	(14,341,109)	—	(9,765,972)
Class B
08-31-15	414	72	(16,417)	—	(15,931)
02-28-15	2,153	189	(16,518)	—	(14,176)
Class C
08-31-15	685,868	55,018	(2,710,728)	—	(1,969,842)
02-28-15	2,872,467	126,255	(6,270,013)	—	(3,271,291)
Class I
08-31-15	241,747	3,664	(880,221)	—	(634,810)
02-28-15	1,469,545	27,173	(5,496,065)	—	(3,999,347)
Class W
08-31-15	268,128	15,971	(369,526)	—	(85,427)
02-28-15	645,775	38,991	(1,879,928)	—	(1,195,162)
Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	($)	($)	($)	($)	($)
Class A
08-31-15	10,236,671	1,074,488	(45,917,874)	—	(34,606,715)
02-28-15	58,510,623	2,784,720	(190,717,291)	—	(129,421,948)
Class B
08-31-15	5,442	942	(214,482)	—	(208,098)
02-28-15	28,119	2,495	(218,500)	—	(187,886)
Class C
08-31-15	8,990,050	720,178	(35,619,436)	—	(25,909,208)
02-28-15	38,304,735	1,670,600	(83,181,788)	—	(43,206,453)
Class I
08-31-15	3,175,885	47,956	(11,551,794)	—	(8,327,953)
02-28-15	19,606,071	359,956	(72,878,999)	—	(52,912,972)
Class W
08-31-15	3,523,925	209,464	(4,865,443)	—	(1,132,054)
02-28-15	8,640,018	518,215	(25,069,740)	—	(15,911,507)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2015	Year Ended February 28, 2015
Ordinary Income	Ordinary Income
$15,387,181	$41,051,825

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Fund's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Undistributed Ordinary	Post-October Capital Losses	Unrealized Appreciation/	Capital Loss Carryforwards
Income	Deferred	(Depreciation)	Amount	Character	Expiration
$3,218,842	$(3,984,734)	$(14,761,925)	$(80,562,079)	Short-term	2017
			(133,167,631)	Short-term	2018
			(31,805,887)	Short-term	2019
			(376,379)	Short-term	None
			(23,790,897)	Long-term	None
			$(269,702,873)

The Fund's major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

As of August 31, 2015, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — RESTRUCTURING PLAN

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. ("ING Groep"). In October 2009, ING Groep submitted a restructuring plan (the "Restructuring Plan") to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the "Separation Plan").

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the "IPO"). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 14 — RESTRUCTURING PLAN (continued)

secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep's ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the "November 2014 Offering"). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the "Change of Control"), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Fund. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Fund, as applicable, in connection with the IPO. In addition, in 2013, shareholders of the Fund approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains "control" (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain "control" (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Fund will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.'s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

NOTE 15 — SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2015, the Fund declared the following dividends from net investment income:

Class	Per Share Amount	Declaration Date	Record Date	Payable Date
A	$0.05803	Daily	Daily	October 1, 2015
B	$0.05268	Daily	Daily	October 1, 2015
C	$0.05267	Daily	Daily	October 1, 2015
I	$0.06072	Daily	Daily	October 1, 2015
W	$0.06072	Daily	Daily	October 1, 2015

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 132.8%
	Aerospace & Defense: 0.3%
1,615,300	Custom Sensors & Technologies, First Lien Term Loan, 4.500%, 09/30/21	$1,619,338	0.3
	Automotive: 6.0%
1,995,000	BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	2,006,222	0.4
1,990,000	Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	2,009,900	0.4
1,346,625	Dynacast International LLC, First Lien Term Loan, 4.500%, 01/28/22	1,346,625	0.2
6,930,000	Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	6,798,621	1.2
5,600,005	Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	5,040,004	0.9
393,717	Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	330,722	0.1
7,721,700	Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	7,409,612	1.3
2,510,081	Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	2,503,023	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	1,250,000	Metaldyne Performance Group, Euro Term Loan B, 3.750%, 10/20/21	$1,401,812	0.3
	1,848,915	Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	1,849,830	0.3
	60,304	Service King, Delayed Draw Term Loan, 4.500%, 08/18/21	60,555	0.0
	535,196	Service King, Term Loan B, 4.500%, 08/18/21	537,426	0.1
	2,025,000	TI Group Automotive Systems, L.L.C., Term Loan B, 4.500%, 06/30/22	2,019,093	0.4
	243,997	UCI International, Inc., Term Loan B, 5.500%, 07/26/17	243,083	0.0
			33,556,528	6.0
		Beverage & Tobacco: 1.6%
EUR	1,825,645	Iglo Foods, Term loan C1 (EUR), 3.500%, 06/30/20	2,051,576	0.4
GBP	1,588,162	Iglo Foods, Term loan C2 (GBP), 4.510%, 06/30/20	2,440,952	0.4
EUR	4,000,000	Jacobs Douwe Egberts, Term Loan B-1 EUR, 4.250%, 07/23/21	4,502,319	0.8
			8,994,847	1.6
		Building & Development: 0.9%
	825,000	Leighton Services, Term Loan B, 5.500%, 05/21/22	832,219	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Building & Development (continued)
452,985	Minimax Viking GmbH, Facility B1 Loan, 4.000%, 08/16/20	$452,419	0.1
2,700,574	NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	2,695,510	0.5
600,000	PrimeSource Building Products, Term Loan B, 4.500%, 05/06/22	598,875	0.1
720,632	Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	724,235	0.1
		5,303,258	0.9
	Business Equipment & Services: 11.1%
4,955,075	Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	4,928,511	0.9
2,728,134	Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/25/21	2,703,775	0.5
2,100,000	AlixPartners LLP, Term Loan B, 4.500%, 07/27/22	2,104,725	0.4
2,247,313	Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	2,241,695	0.4
920,000	Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	926,516	0.2
1,050,000	Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	1,050,875	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,492,500	Central Security Group, Inc., First Lien Term Loan, 6.250%, 09/30/20	$1,494,366	0.3
	1,953,922	Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/14/19	1,933,773	0.3
	758,770	First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	758,770	0.1
	1,398,224	First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,391,233	0.2
	4,950,000	Interactive Data Corporation, Term Loan B, 4.750%, 05/01/21	4,954,331	0.9
EUR	2,430,000	ION Trading Technologies Limited, First Lien Term Loan EURO, 4.500%, 06/10/21	2,736,711	0.5
	5,111,880	iQor, First Lien Term Loan, 6.000%, 04/01/21	4,191,742	0.7
	2,500,000	iQor, Second Lien Term Loan, 9.750%, 04/01/22	2,012,500	0.4
	1,985,000	Knowledge Universe Education, LLC, First Lien Term Loan, 6.000%, 08/11/22	1,955,225	0.3
	1,955,250	Learning Care Group, Term Loan, 5.000%, 05/01/21	1,955,250	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	2,903,226	Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	$2,914,113	0.5
	2,000,000	Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	2,015,000	0.4
	2,481,250	Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,400,609	0.4
	2,530,000	Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	2,545,812	0.5
GBP	1,140,000	Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.750%, 11/30/19	1,755,647	0.3
	780,000	Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	783,646	0.1
	4,981,938	SourceHOV, First Lien Term Loan, 7.750%, 10/27/19	4,562,623	0.8
	1,155,000	SourceHOV, Second Lien Term Loan, 11.500%, 04/27/20	1,019,288	0.2
	3,485,190	SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	3,441,626	0.6
	346,704	Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	348,654	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,489,421		Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	$1,497,799	0.3
	477,076		Miller Heiman, Inc., Term Loan B, 6.750%, 09/30/19	448,451	0.1
EUR	250,000	(1)	Vistra Group Ltd, EUR First Lien, 08/31/22	282,028	0.0
	400,000	(1)	Vistra Group Ltd, USD First Lien, 07/21/22	401,000	0.1
	93,144		Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	92,794	0.0
	531,856		Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	529,862	0.1
				62,378,950	11.1
			Cable & Satellite Television: 3.7%
	2,350,000	(1)	Charter Communications Operating, LLC,TLI, 01/23/23	2,350,367	0.4
	2,756,750		Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	2,687,831	0.5
	250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/01/23	246,875	0.0
	1,960,023		New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	1,950,223	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Cable & Satellite Television (continued)
EUR	1,000,000	Numericable (YPSO France SAS), EUR Add On, 4.000%, 07/27/22	$1,123,553	0.2
	2,000,000	Numericable (YPSO France SAS), USD Add On, 4.000%, 07/27/22	1,996,000	0.4
	5,132,674	RCN Cable, Term Loan B, 4.250%, 02/25/20	5,129,405	0.9
	5,212,264	Wideopenwest Finance, LLC, TLB, 4.500%, 04/01/19	5,211,800	0.9
			20,696,054	3.7
		Chemicals & Plastics: 6.5%
	2,012,843	Armacell, First Lien Term Loan USD, 5.500%, 07/02/20	2,015,359	0.4
	335,821	Aruba Investments, Inc (a.k.a Angus Chemical),US Term Loan, 4.500%, 02/02/22	336,660	0.1
	1,137,452	AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	1,136,652	0.2
	2,086,737	Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	2,085,867	0.4
	1,000,000	Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	998,750	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,000,000	Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	$1,993,334	0.3
2,269,965	Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/03/21	2,271,384	0.4
375,252	Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/03/21	375,017	0.1
1,782,017	Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 08/06/21	1,784,988	0.3
2,094,747	Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	2,091,475	0.4
269,461	Kleopatra Holdings 2 S.C.A (Kloeckner), Initial German Borrower Dollar Term Loans, 5.000%, 04/29/20	270,008	0.0
630,539	Kleopatra Holdings 2 S.C.A (Kloeckner), Initial US Borrower Dollar Term Loans, 5.000%, 04/29/20	631,820	0.1
888,750	Kronos Worldwide, Inc., Term Loan B Facility, 4.000%, 02/21/20	859,310	0.1
2,974,114	MacDermid, Inc., First Lien Term Loan, 4.500%, 06/07/20	2,970,917	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastic (continued)
EUR	1,136,413	MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Euro Term Facility, 4.250%, 06/07/20	$1,278,414	0.2
	2,049,161	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	2,053,003	0.4
	1,063,211	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	1,065,205	0.2
EUR	1,532,852	Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	1,720,091	0.3
	1,091,750	Orion Engineered Carbons, Term Loan B (USD), 5.000%, 07/25/21	1,095,844	0.2
EUR	1,321,756	Oxea S.a.r.l., First Lien Term Loan Euro, 4.500%, 01/15/20	1,439,022	0.3
	3,109,613	Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	3,042,237	0.5
	1,000,000	Royal Adhesives & Sealants, First Lien Term Loan, 4.500%, 06/19/22	998,750	0.2
	200,000	Royal Adhesives & Sealants, Second Lien Term Loan, 8.500%, 06/19/23	199,500	0.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,091,750	Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	$1,080,492	0.2
2,985,000	Styrolution Group GmbH, Term Loan B-1 USD, 6.500%, 11/07/19	3,017,337	0.5
		36,811,436	6.5
	Clothing/Textiles: 0.7%
3,574,104	Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	3,591,975	0.6
442,713	Vince, LLC, Term Loan, 5.750%, 11/27/19	438,563	0.1
		4,030,538	0.7
	Conglomerates: 1.4%
1,290,250	Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	1,289,443	0.2
600,000	Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	551,250	0.1
2,925,388	ServiceMaster Company, Term Loan, 4.250%, 07/01/21	2,929,284	0.5
2,106,358	Waterpik, First Lien, 5.750%, 07/08/20	2,101,971	0.4
1,103,419	WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	1,107,557	0.2
		7,979,505	1.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Containers & Glass Products: 3.2%
	2,349,688		Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	$2,350,176	0.4
	550,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	547,250	0.1
EUR	500,313		Constantia Flexibles, Term Loan B1 Euro, 4.750%, 04/30/22	565,013	0.1
	52,841		Constantia Flexibles, Term Loan B1 USD, 4.750%, 04/30/22	53,237	0.0
EUR	74,687		Constantia Flexibles, Term Loan B2 Euro, 4.750%, 04/30/22	84,346	0.0
	271,346		Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	273,381	0.1
	318,281		EveryWare, Inc., Term Loan, 10.000%, 06/04/18	316,689	0.1
	1,094,500		Hilex Poly Co, LLC (aka Novolex), First Lien Term Loan Facility, 6.000%, 12/03/21	1,096,325	0.2
	1,239,393	(1)	Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/21	1,229,705	0.2
	594,247		Milacron LLC, Term Loan, 4.500%, 09/28/20	595,361	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,880,045		Otter Products, Term Loan B, 5.750%, 06/03/20	$2,834,445	0.5
	750,000	(1)	Peacock Engineering Company, LLC, First Lien Term Loan Facility, 07/29/22	751,562	0.1
	825,000	(1)	Prolampac Intermediate Inc, First Lien Term Facility, 08/12/22	822,938	0.2
	1,795,500		SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	1,797,620	0.3
	2,479,444		TricorBraun, Term Loan, 4.000%, 05/03/18	2,469,112	0.4
EUR	2,000,000	(1)	Verallia,EUR TL, 07/24/22	2,248,709	0.4
				18,035,869	3.2
			Diversified Insurance: 6.1%
	2,142,986		Acrisure, LLC, First Lien Term Loan, 5.250%, 05/19/22	2,105,483	0.4
	3,800,000		Alliant Holdings, I, LLC,Term Loan B, 4.500%, 07/27/22	3,796,675	0.7
	925,000		AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	929,625	0.2
	5,298,068		AmWINS Group, Inc., Term Loan B, 5.250%, 09/06/19	5,343,854	0.9
	2,670,412		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/25/21	2,667,074	0.5
	980,283		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	978,812	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Diversified Insurance (continued)
1,862,000		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	$1,694,420	0.3
1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,148,000	0.2
4,810,902		Hub International Limited, Term Loan B, 4.000%, 10/02/20	4,770,144	0.8
4,520,501		National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	4,473,885	0.8
1,825,000		Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 6.750%, 02/28/22	1,793,634	0.3
2,300,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	2,260,470	0.4
2,310,758		USI, Inc., Term Loan, 4.250%, 12/27/19	2,305,342	0.4
			34,267,418	6.1
		Drugs: 0.8%
2,172,500		Alvogen Pharma U.S., Term Loan B, 6.000%, 03/31/22	2,167,069	0.4
2,150,000	(1)	Endo Pharmaceuticals Holdings Inc., Term loan B, 06/24/22	2,153,528	0.4
			4,320,597	0.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Ecological Services & Equipment: 1.3%
4,416,625		4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	$4,350,376	0.8
1,980,307		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	1,969,415	0.3
897,750		Waste Industries USA, Inc., Term Loan B, 4.250%, 02/24/20	903,361	0.2
			7,223,152	1.3
		Electronics/Electrical: 15.2%
1,995,000		Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	2,003,313	0.4
2,856,514		Active Network, Inc., First Lien Term Loan, 5.500%, 11/15/20	2,831,520	0.5
3,456,250		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	3,438,969	0.6
1,400,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	1,354,500	0.2
1,805,777		Aspect Software, Inc., Term Loan, 7.500%, 05/07/16	1,795,056	0.3
3,976,888	(1)	Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	3,961,147	0.7
1,475,000		Blue Coat Systems, Inc., Term Loan B, 4.500%, 05/23/22	1,468,700	0.3
1,928,596		BMC Software, Inc., U.S. Term Loan, 5.000%, 09/10/20	1,778,648	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
2,845,700	Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	$2,746,101	0.5
2,073,322	Dell International LLC,Term B Loans, 4.000%, 04/29/20	2,068,917	0.4
1,711,363	ECI, Term Loan B, 5.750%, 05/28/21	1,718,122	0.3
2,700,000	Epicor Software Corporation, Term Loan B, 4.750%, 05/26/22	2,694,600	0.5
2,186,979	Epiq Systems, Inc., Term Loan, 4.500%, 08/27/20	2,181,512	0.4
1,095,000	Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	1,075,838	0.2
2,092,500	FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	2,092,500	0.4
4,179,365	Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 02/28/20	4,180,004	0.7
2,210,625	Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	2,217,367	0.4
5,277,169	Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	5,281,275	0.9
2,643,837	Hyland Software, Inc., 1st Lien Term Loan, 4.750%, 07/01/22	2,644,939	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,000,000		Hyland Software, Inc.,2nd Lien Term Loan, 8.250%, 06/30/23	$996,667	0.2
3,700,000	(1)	Informatica Corporation, Term Loan B, 4.500%, 08/05/22	3,683,350	0.7
2,987,839		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	2,994,189	0.5
850,000	(1)	Linxens, TL B-1 USD, 07/31/22	848,406	0.2
2,279,487		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	2,279,487	0.4
1,999,572		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	1,986,241	0.4
575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	560,146	0.1
1,344,774		Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	1,342,252	0.2
5,567,000		RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	5,118,856	0.9
1,400,000		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	1,220,625	0.2
4,189,500		Riverbed Technology, Inc., First Lien Term Loan, 6.000%, 04/24/22	4,194,364	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
2,623,500	Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	$2,520,200	0.4
1,966,592	SS&C Technologies Inc., TLB-1, 4.000%, 07/06/22	1,973,090	0.3
318,610	SS&C Technologies Inc.,TLB-2, 4.000%, 07/06/22	319,663	0.1
3,000,000	TTM Technologies, Term Loan B, 6.000%, 05/31/21	2,865,000	0.5
5,056,818	Zebra Technologies, Term Loan B, 4.750%, 10/27/21	5,091,159	0.9
		85,526,723	15.2
	Equity REITs and REOCs: 0.3%
1,750,000	Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/29/20	1,767,500	0.3
	Financial Intermediaries: 1.4%
2,965,151	Duff & Phelps, Add-on Term Loan, 4.500%, 04/23/20	2,968,858	0.5
1,075,250	MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,012,527	0.2
2,300,233	Santander Asset Management, Term Loan B-1 USD, 4.250%, 12/17/20	2,309,579	0.4
1,429,112	Walker & Dunlop, Term Loan, 5.250%, 12/20/20	1,439,830	0.3
		7,730,794	1.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Products: 5.3%
5,382,197		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	$5,400,335	1.0
3,000,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	3,024,375	0.5
1,273,654		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,273,654	0.2
4,443,750		Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/15/21	4,238,227	0.7
2,000,000		Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/13/21	1,780,000	0.3
4,361,082		CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	4,356,176	0.8
1,083,500		Del Monte Foods Consumer Products, Inc., First Lien, 4.260%, 02/18/21	1,046,932	0.2
1,700,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	1,538,500	0.3
1,100,000		Hostess, First Lien Term Loan, 4.500%, 07/31/22	1,102,399	0.2
4,000,000	(1)	JBS USA, Inc. (FKA Swift), TLB, 08/14/22	3,992,500	0.7
2,025,974		NPC International, Term Loan, 4.000%, 12/28/18	2,010,779	0.4
			29,763,877	5.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food Service: 1.6%
3,791,950	CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	$3,703,473	0.7
1,188,268	P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,170,445	0.2
3,885,367	Restaurant Brands International (F.K.A. Burger King Corporation), TL B, 3.750%, 12/12/21	3,888,199	0.7
		8,762,117	1.6
	Food/Drug Retailers: 2.0%
2,990,000	Albertsons LLC, Term Loan B4, 5.500%, 08/25/21	2,996,109	0.5
2,478,756	Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,480,305	0.5
775,000	Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	771,125	0.1
1,305,098	Roundys Supermarkets, Inc., Term Loan B, 5.750%, 03/03/21	1,185,681	0.2
2,951,677	Supervalu, Term Loan, 4.500%, 03/21/19	2,962,285	0.5
886,386	TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	890,264	0.2
		11,285,769	2.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Forest Products: 0.1%
635,386	Xerium Technologies, Inc., Term Loan B, 5.750%, 05/17/19	$638,563	0.1
	Health Care: 12.6%
3,110,625	Accellent, Inc., First Lien Term Loan, 4.500%, 03/14/21	3,097,016	0.6
1,757,250	Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,695,746	0.3
2,975,000	Air Medical Group Holdings, Inc., Term Loan B, 4.500%, 04/28/22	2,933,032	0.5
1,625,000	Alere US Holdings, LLC,New Term Loan B, 4.250%, 06/15/22	1,625,785	0.3
535,000	Aspen Dental Management, Inc., Term Loan B, 5.500%, 04/29/22	538,901	0.1
2,430,934	ATI Physical Therapy, Term Loan B, 5.250%, 12/20/19	2,444,608	0.4
2,084,171	CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,042,488	0.4
3,855,526	Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	3,860,079	0.7
2,408,434	CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	2,406,177	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
1,965,632		CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	$1,972,382	0.4
1,125,000		Concentra Inc, Term Loan B, 4.000%, 05/14/22	1,124,283	0.2
2,376,000		Connolly / iHealth Technologies, First Lien, 4.500%, 05/14/21	2,383,919	0.4
1,900,000		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/14/22	1,900,000	0.3
1,836,125		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	1,725,958	0.3
1,598,920		DJO Finance LLC, First Lien Term Loan, 4.250%, 06/05/20	1,599,253	0.3
2,433,491		Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	2,433,461	0.4
2,250,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,203,594	0.4
1,300,000	(1)	Hill-Rom Holdings, Inc., New Term Loan B, 08/07/22	1,302,708	0.2
1,216,598		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	1,220,147	0.2
1,805,342		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	1,804,589	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,867,925	Medpace Holdings, Inc., Term Loan B, 4.750%, 04/05/21	$1,862,672	0.3
	5,804,093	Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	2,898,419	0.5
	1,664,335	NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	1,666,069	0.3
	1,638,857	Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	1,631,072	0.3
	2,475,000	Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 06/30/21	2,442,736	0.4
	248,750	Par Pharmaceutical Companies, B-3, 4.250%, 09/28/19	248,906	0.0
	2,000,000	Pharmaceutical Product Development, Inc.,Term B, 4.250%, 08/06/22	1,992,084	0.4
	1,237,500	Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	1,240,078	0.2
	250,000	Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	249,219	0.0
	2,522,009	Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	2,530,415	0.5
EUR	249,375	Siemens Audiology Solutions, Term Loan B Euro, 12/10/21	281,935	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
3,092,250	Sivantos (Siemens Audiology),TL B USD, 4.250%, 01/17/22	$3,101,913	0.6
3,275,000	Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	3,270,906	0.6
3,852,728	Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	3,855,737	0.7
3,488,750	Valeant Pharmaceuticals International, Inc., F1 Term Loan, 4.000%, 04/01/22	3,494,102	0.6
		71,080,389	12.6
	Home Furnishings: 1.4%
3,510,651	AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	3,515,250	0.6
1,242,475	Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	1,247,134	0.2
1,287,369	Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	1,284,955	0.3
1,695,750	Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	1,693,101	0.3
		7,740,440	1.4
	Industrial Equipment: 4.3%
2,223,735	Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	2,102,820	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	4,839,137		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	$4,700,012	0.8
EUR	670,927		CeramTec GmbH, Euro Term B-1 Loan, 4.250%, 08/30/20	758,469	0.1
EUR	204,073		CeramTec GmbH, Euro Term B-2 Loan, 4.250%, 08/30/20	230,700	0.0
	1,904,873		Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	1,903,286	0.3
	1,662,851	(1)	Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	1,664,098	0.3
	6,872,475		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	6,573,234	1.2
	2,545,241		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/16/19	2,548,423	0.5
	105,319	(1)	Kenan Advantage Group, Inc., Delayed Draw Term Loan, 01/23/17	105,253	0.0
	754,137	(1)	Kenan Advantage Group, Inc., Term Loan B, 07/31/22	753,666	0.1
	240,544	(1)	Kenan Advantage Group, Inc., Term Loan Canada Borrower, 07/31/22	240,393	0.0
	888,750		SunSource, First Lien Term Loan, 4.750%, 02/15/21	889,861	0.2
	674,581		VAT Holding, Term Loan B, 4.250%, 02/11/21	674,581	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Industrial Equipment (continued)
906,200	WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	$903,935	0.2
325,000	WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	320,937	0.1
		24,369,668	4.3
	Leisure Goods/Activities/Movies: 5.8%
3,960,000	24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	3,834,599	0.7
625,000	Cirque Du Soleil,First Lien Term Loan, 5.000%, 07/07/22	627,018	0.1
400,000	Cirque Du Soleil, Second Lien Term Loan, 10.500%, 07/07/23	397,333	0.1
4,444,124	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	4,421,348	0.8
2,000,000	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,969,166	0.4
1,751,725	Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	1,760,483	0.3
1,329,393	FGI Operating, Fungible Term Loan B Add On, 5.500%, 04/19/19	1,261,262	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
10,689,519	Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	$10,231,879	1.8
2,162,857	NEP/NCP Holdco, Inc, Second Lien, 10.000%, 07/22/20	2,166,463	0.4
3,900,005	NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.250%, 01/22/20	3,858,080	0.7
1,895,250	TWCC Holding Corporation, Extended First Lien Term Loan, 5.750%, 02/13/20	1,885,182	0.3
		32,412,813	5.8
	Lodging & Casinos: 6.1%
7,940,000	Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	7,882,101	1.4
590,625	Amaya Gaming Group Inc., Second Lien Term Loan, 8.000%, 08/01/22	594,070	0.1
800,000	American Casino and Entertainment Properties LLC, Term Loan, 5.000%, 07/03/22	804,000	0.1
2,000,000	Aristocrat Leisure Limited, Term Loan B, 4.750%, 10/21/21	2,008,744	0.3
2,008,671	Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	1,994,235	0.3
550,000	Eldorado Resorts, Inc.,Term Loan B, 4.250%, 07/23/22	551,712	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Lodging & Casinos (continued)
2,574,000		Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	$2,586,870	0.5
969,825		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	975,644	0.2
2,262,925		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	2,276,503	0.4
550,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	511,500	0.1
3,791,166		Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	3,810,122	0.7
1,492,500		Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,479,130	0.3
2,898,532		Scientific Games International, Inc.,Term Loan B, 6.000%, 10/18/20	2,872,037	0.5
2,954,209		Station Casinos LLC, Term Loan, 4.250%, 03/02/20	2,952,891	0.5
3,337,921		Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	3,343,138	0.6
			34,642,697	6.1
		Mortgage REITs: 0.7%
2,800,000	(1)	DTZ,First Lien Term Loan B, 11/04/21	2,780,313	0.5
1,000,000		International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	997,500	0.2
			3,777,813	0.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Nonferrous Metals/Minerals: 0.3%
2,074,936		Fairmount Minerals, Ltd., Tranche B-2 Term Loan, 4.500%, 09/05/19	$1,836,319	0.3
		Oil & Gas: 3.4%
3,589,811		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	3,482,117	0.6
1,150,000	(1)	Chelsea Petroleum Products I, LLC, Term Loan, 07/30/22	1,137,063	0.2
1,985,000		CITGO, Term Loan B, 4.500%, 07/30/21	1,983,759	0.4
1,939,468		CITGO Holding, Inc., Holdco Term Loan, 9.500%, 05/12/18	1,944,317	0.3
2,055,113		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	911,100	0.2
6,661,350		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	4,735,107	0.8
1,446,375		Penn Product Terminals, Term Loan, 4.750%, 04/01/22	1,444,567	0.3
1,984,962		Seventy Seven Energy Inc., Term Loan, 3.750%, 06/25/21	1,707,068	0.3
742,500		Southcross Holdings L.P., Term Loan B, 6.000%, 08/04/21	608,850	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†				Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
				Oil & Gas (continued)
	985,000			Western Refining, Inc., Term Loan, 4.250%, 11/12/20	$982,230	0.2
					18,936,178	3.4
				Publishing: 2.9%
	2,982,148			Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	2,986,185	0.5
	1,475,000			Eden Bidco Limited (Top Right Group), Term Loan B2 USD, 6.000%, 04/30/22	1,467,625	0.3
	222,551			HIBU PLC (fka Yell Group PLC), Facility A2, 5.280%, 03/03/19	427,744	0.1
EUR	18,134			HIBU PLC (fka Yell Group PLC), Spanish Facility, 03/03/19	—	0.0
	1,254,866			McGraw Hill Global Education, Term Loan-B, 4.750%, 03/22/19	1,261,924	0.2
	2,230,000			Merrill Communications, LLC,New First Lien Term Loan, 6.250%, 05/29/22	2,224,425	0.4
	1,631,988	(2	),(3)	Nelson Canada, First Lien-C$ 330 mm, 6.750%, 07/03/14	1,101,592	0.2
	2,721,203			Penton Media, Inc, First Lien, 5.000%, 09/30/19	2,728,006	0.5
	1,172,505			Penton Media, Inc, Second Lien, 9.000%, 09/30/20	1,175,437	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,000,000	Tribune Company, Term Loan B, 3.750%, 12/31/20	$2,991,543	0.5
			16,364,481	2.9
		Radio & Television: 2.4%
	3,294,433	Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	3,037,467	0.5
	5,921,330	Clear Channel Communications, Inc., Term Loan E, 7.700%, 07/30/19	5,304,523	0.9
	1,255,939	Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	1,256,724	0.2
	812,500	Learfield Communications, Inc, Second Lien Term Loan, 8.750%, 10/08/21	811,484	0.2
	1,726,307	Media General, Inc, DDTerm Loan-B, 4.000%, 07/31/20	1,724,418	0.3
	1,488,733	Salem Communications Corporation, Term Loan B, 4.500%, 03/14/20	1,488,269	0.3
			13,622,885	2.4
		Retailers (Except Food & Drug): 11.0%
	1,364,688	Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/07/21	1,347,060	0.2
	3,200,000	Academy Ltd., Term Loan, 5.000%, 06/15/22	3,197,002	0.6
EUR	2,798,333	Action Holding B.V., Term Loan B, 4.500%, 01/13/21	3,157,815	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug) (continued)
4,000,000	(1)	Ascena Retail Group, Inc.,TLB, 07/29/22	$3,923,752	0.7
6,348,410		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	6,336,506	1.1
2,350,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	2,351,175	0.4
2,059,367		OneStopPlus, First Lien Term Loan, 4.750%, 03/15/21	2,054,219	0.4
3,008,948		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	3,026,475	0.5
1,600,000	(1)	Hudson's Bay Company,TL-B, 08/24/22	1,604,667	0.3
3,456,250		J. Crew, Term Loan B, 4.000%, 03/01/21	2,743,398	0.5
733,163		Lands' End, Inc., Term Loan B, 4.250%, 04/04/21	697,651	0.1
1,847,394		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	1,834,693	0.3
2,183,500		Mattress Firm Holding Corp., Term Loan-B, 5.000%, 10/20/21	2,195,782	0.4
2,455,000		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	2,463,823	0.4
4,853,409		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	4,810,034	0.9
2,953,680		Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	2,955,526	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,400,000	(1)	Party City Holdings Inc, TL-B, 08/05/22	$2,401,874	0.4
2,246,563		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	2,044,372	0.4
6,478,750		PetSmart, Inc., Term Loan-B, 4.250%, 03/11/22	6,476,910	1.1
997,462		rue21 inc., Term Loan B, 5.630%, 10/10/20	897,716	0.2
2,013,910		Savers, Term Loan B, 5.000%, 07/09/19	1,886,363	0.3
924,960		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	923,804	0.2
2,650,000	(1)	Staples, Inc., Term Loan-B, 04/23/21	2,643,184	0.5
			61,973,801	11.0
		Surface Transport: 2.0%
2,693,250		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	2,614,136	0.5
1,000,000		Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	965,000	0.2
1,825,000		Navistar Inc., Term Loan B, 6.500%, 08/17/17	1,810,172	0.3
1,000,000		OSG Bulk Ships, Inc.,First Lien Term Loan, 5.250%, 08/05/19	998,750	0.2
775,000	(1)	Quality Distribution,First Lien Term Loan, 07/31/22	768,219	0.1
2,400,750		V.Group, Term Loan B, 5.000%, 06/30/21	2,408,252	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Surface Transport (continued)
	1,915,200	Wabash National Corporation, Term Loan B, 4.250%, 03/19/22	$1,919,965	0.3
			11,484,494	2.0
		Telecommunications: 8.1%
EUR	1,250,000	Altice International S.A.,EUR Add On, 4.500%, 07/17/22	1,404,317	0.3
	3,290,522	Aricent Group, First Lien Term Loan, 5.500%, 04/14/21	3,298,748	0.6
	2,383,815	Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	2,373,625	0.4
	1,750,000	Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,725,937	0.3
	2,385,000	Asurion, LLC, Incremental Tranche B-4 Term Loan, 5.000%, 07/31/22	2,365,622	0.4
	2,897,589	Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	2,758,143	0.5
	5,156,933	Avaya Inc., Term B-7 Loan, 6.250%, 05/29/20	4,446,246	0.8
	1,250,000	CommScope, Inc., Incremental Term Loan B, 3.750%, 12/29/22	1,248,427	0.2
	6,100,000	Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/14/22	5,871,250	1.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,693,485	Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	$1,696,120	0.3
4,127,661	Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,066,605	0.7
850,000	Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	809,625	0.2
573,877	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	576,028	0.1
2,987,749	Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.500%, 05/31/22	2,967,674	0.5
2,000,000	Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/11/20	1,994,688	0.4
225,000	Securus Technologies, Inc., Incremental Term Loan B-2, 5.250%, 04/30/20	219,375	0.0
1,915,879	Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,850,021	0.3
3,938,950	U.S. Telepacific Corp, Term Loan B, 6.000%, 11/21/20	3,947,568	0.7
1,868,788	XO Communications, First Lien Term Loan, 4.250%, 03/19/21	1,862,948	0.3
		45,482,967	8.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Utilities: 2.3%
	1,229,902		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	$1,229,902	0.2
	1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	1,031,287	0.2
	3,033,385		La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	2,946,175	0.5
	1,650,000		Longview Power, LLC, Term Loan, 7.000%, 04/15/21	1,660,313	0.3
	1,741,250		Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	1,756,486	0.3
	1,979,798		TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,892,356	0.4
	2,249,108		TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	2,259,416	0.4
				12,775,935	2.3
			Total Senior Loans ( Cost $765,698,135 )	747,193,713	132.8
OTHER CORPORATE DEBT: 0.1%
			Health Care: 0.1%
EUR	300,000		ConvaTec, EUR TL, 4.250%, 06/02/20	338,328	0.1
			Publishing: —%
	645,834	&	HIBU PLC (fka Yell Group PLC), Facility B2, 03/03/24	—	0.0
			Total Other Corporate Debt ( Cost $685,999 )	338,328	0.1
Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.7%
231	@	AR Broadcasting (Warrants)	$—	0.0
888,534	@,R	Ascend Media (Residual Interest)	—	0.0
2,609	@	Caribe Media Inc.	—	0.0
89,600	@	Cengage Learning	2,374,400	0.4
3,742	@	Cumulus Media Inc. (Class A Common Shares)	5,351	0.0
246,734	@	Eagle Topco 2013 LTD	—	0.0
42,798	@	Everyware Global, Inc.	320,985	0.0
8	@	Faith Media Holdings, Inc. (Residual Interest)	—	0.0
845,005	@	Fontainebleau Las Vegas, LLC (Delayed Draw Term Loan-Residual Interest)	—	0.0
1,690,010	@	Fontainebleau Las Vegas, LLC (Term Loan B-Residual Interest)	—	0.0
748,143	@	GTS Corp.	—	0.0
154,977	@	Longview Power, LLC	1,540,084	0.3
106,702	@	Northeast Biofuels (Residual Interest)	—	0.0
		Total Equities and Other Assets ( Cost $5,152,419 )	4,240,820	0.7
		Total Investments ( Cost $771,536,553 )	$751,772,861	133.6
		Liabilities in Excess of Other Assets	(189,097,801)	(33.6)
		Net Assets	$562,675,060	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

&  Payment-in-kind

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

R  Restricted Security

(1)  Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

(3)  Loan is on non-accrual basis.

EUR  EU Euro

GBP  British Pound

  Cost for federal income tax purposes is $771,739,264.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,547,427
Gross Unrealized Depreciation	(22,513,830)
Net Unrealized Depreciation	$(19,966,403)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Equities and Other Assets	$2,700,736	$1,540,084	$—	$4,240,820
Other Corporate Debt	—	338,328	—	338,328
Senior Loans	—	747,193,713	—	747,193,713
Total Investments, at fair value	$2,700,736	$749,072,125	$—	$751,772,861
Other Financial Instruments+
Forward Foreign Currency Contracts	—	64,859	—	64,859
Total Assets	$2,700,736	$749,136,984	$—	$751,837,720
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$—	$(12,810)	$—	$(12,810)
Forward Foreign Currency Contracts	—	(310,122)	—	(310,122)
Total Liabilities	$—	$(322,932)	$—	$(322,932)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At August 31, 2015, the following forward foreign currency contracts were outstanding for the Voya Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	EU Euro	22,540,000	Sell	09/22/15	$24,990,473	$25,300,595	$(310,122)
State Street Bank	British Pound	2,751,500	Sell	09/22/15	4,286,548	4,221,689	64,859
							$(245,263)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$64,859
Total Asset Derivatives		$64,859
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$310,122
Total Liability Derivatives		$310,122

The effect of derivative instruments on the Fund's Statement of Operations for the period ended August 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$170,977
Total	$170,977
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$(415,625)
Total	$(415,625)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2015:

State Street Bank
Assets:
Forward foreign currency contracts	$64,859
Total Assets	$64,859
Liabilities:
Forward foreign currency contracts	$310,122
Total Liabilities	$310,122
Net OTC derivative instruments by counterparty, at fair value	$(245,263)
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$(245,263)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENT

At a meeting held on March 12, 2015, the Board of Trustees (the "Board") of Voya Senior Income Fund (the "Fund"), including a majority of Board members who have no direct or indirect interest in the advisory agreement ("Independent Trustees"), approved amending and restating the Investment Management Agreement between the Fund and Voya Investments, LLC (the "Adviser") so that, effective May 1, 2015, the terms of the Fund's Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund's Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund's Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Fund's advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014, when it renewed the Agreement. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreement and that the fee rate set forth in the Agreement was fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreement; (2) the extent to which economies of scale are reflected in the fee rate schedule under the Agreement; (3) the existence of any "fall-out" benefits to the Adviser and its affiliates; (4) a comparison of the fee rate, expense ratio, and investment performance to those of similar funds;

and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Fund. A further description of the process followed by the Board in approving the Agreement on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Fund's annual report to shareholders for the period ended February 28, 2015.

On March 12, 2015, the Board, including the Independent Trustees, approved the Amended and Restated Investment Management Agreement. In analyzing whether to approve the Amended and Restated Investment Management Agreement, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of this Agreement and Management's rationale for proposing the amendments that combine the terms of the Fund's investment management and administrative services arrangements under a single agreement; (2) Management's representations that, under the Amended and Restated Investment Management Agreement, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Fund; (3) Management's confirmation that the implementation of the Amended and Restated Investment Management Agreement would result in no change in the scope of services that the Adviser provides to the Fund and that the personnel who have provided administrative and advisory services to the Fund previously would continue to do so after the Amended and Restated Investment Management Agreement becomes effective; and (4) representations from Management that the combination of the Agreements better aligns the Fund's contracts with the manner in which the Adviser and its affiliates provide such services to the Fund. In approving the amendment to the Fund's Investment Management Agreement, different Board members may have given different weight to different individual factors and related conclusions.

Voya Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund's website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, New York 10169

Institutional Investors and Analysts

Call Voya Senior Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
Voya Senior Income Fund
c/o Voya Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

SAR-SIF

(0815-102315)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

N/A.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 6, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 6, 2015